AeroTurbine restructuring	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
AeroTurbine restructuring
AeroTurbine restructuring
At the end of 2015, we decided to restructure and downsize the AeroTurbine business. Since we made this decision, AeroTurbine has reduced its debt and total assets by disposing of engines from its engine leasing portfolio as well as parts from its inventory.
During 2016, AeroTurbine entered into a letter of intent to sell its storage and maintenance facility located in Goodyear, Arizona, which resulted in a write-down of assets and associated intangible assets. We also completed a review of AeroTurbine’s engine leasing portfolio and identified specific engines for longer-term use and support of AerCap’s core aircraft leasing business, as well as the specific engines to be sold by AeroTurbine to third parties. As a result, we recognized impairments related primarily to older, out-of-production engines. The sale of the Goodyear operations and the engine portfolio review, together, triggered our decision in the second half of 2016, to accelerate the final phase of the AeroTurbine downsizing. We performed a review of AeroTurbine’s parts inventory, and during 2016, we recognized a lower of cost or market adjustment of $36.0 million based on current available market information. Please refer to Note 21—Other income.
During 2017, AeroTurbine completed the sale of its Goodyear operations and the AeroTurbine revolving credit facility was fully repaid and terminated. In addition, AeroTurbine executed an amendment to the existing lease agreement for its facility in Florida and, as a result, we recognized lease termination fees of $7.6 million.
We recorded the following charges in restructuring related expenses in our Consolidated Income Statements during the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018	2017	2016
Lease termination fees	$—	$7,645	$—
Severance expenses and other	—	4,298	19,801
Leased engines impairment	—	2,662	15,392
Other intangible assets impairment	—	—	14,868
Write-down of fixed assets and consumable inventory	—	—	3,328
	$—	$14,605	$53,389